UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6693

Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 1.2%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	BB–	$ 2,279,796
	Series 2006A, 5.000%, 6/01/32
	California – 17.1%
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,406,375
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BBB–	843,590
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
1,025	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B–	924,642
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	2,691,378
	Series 2006, 5.000%, 4/01/37
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,204,170
	Project, Series 2009, 6.750%, 2/01/38
340	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	11/12 at 100.00	BBB+	339,976
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
2,275	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	A+	976,680
	School Facilities Improvement District 4, Election 2006 Series 2007A, 0.000%, 10/01/28 –
	NPFG Insured
2,885	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A2	1,350,815
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,179,640
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
770	4.500%, 6/01/27	6/17 at 100.00	BB–	636,497
2,090	5.000%, 6/01/33	6/17 at 100.00	BB–	1,585,599
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%,	No Opt. Call	Aa2	1,926,693
	3/01/28 – FGIC Insured
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	4,161,791
	Bonds, Election of 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	2,340,766
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	537,450
	2004C, 0.000%, 8/01/32 – AGM Insured
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,946,080
	District 2007-1 General Obligation Bonds, Election 2008 Series 2009A, 0.000%, 8/01/32
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater	No Opt. Call	A+	1,127,392
	and 1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured
1,005	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds, Series	8/17 at 100.00	BBB+	962,036
	2007C, 5.000%, 8/01/37 – NPFG Insured
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A2	1,315,338
69,255	Total California			32,456,908
	Colorado – 6.0%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,543,650
	SYNCORA GTY Insured
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%, 6/15/34	6/14 at 100.00	AA– (4)	410,544
	(Pre-refunded 6/15/14) – NPFG Insured
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	BBB+	1,019,090
	Series 2007, 5.250%, 5/15/42
2,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	2,141,280
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
920	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	965,209
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,194,520
	Senior Lien Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
5,120	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.99	BBB	2,135,603
	NPFG Insured
13,980	Total Colorado			11,409,896
	District of Columbia – 0.2%
390	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A1	397,757
	Series 2001, 6.250%, 5/15/24
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 –	12/12 at 100.00	N/R (4)	15,070
	NPFG Insured (ETM)
405	Total District of Columbia			412,827
	Florida – 0.5%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,035,530
	General Hospital, Series 2006, 5.250%, 10/01/41
	Illinois – 17.1%
35	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/13 at 100.00	AA	35,103
	Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	No Opt. Call	AA–	2,099,220
	AGM Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust	No Opt. Call	Aa1	1,173,701
	1137, 9.174%, 7/01/15 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,928,809
	9/01/31 – RAAI Insured
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	776,843
	University Center Project, Series 2006B, 5.000%, 5/01/25
4,425	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/12 at 102.50	Aa1 (4)	4,556,600
	Series 1985A, 5.500%, 8/01/20 (Pre-refunded 8/01/12)
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,952,820
	1992C, 6.250%, 4/15/22 (ETM)
360	Illinois Health Facilities Authority, Revenue Bonds, Holy Family Medical Center, Series 1997,	8/12 at 100.00	BBB	360,439
	5.125%, 8/15/17 – NPFG Insured
2,255	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	BBB+	2,363,466
	Series 2002, 6.250%, 1/01/17
1,980	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,059,477
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A+	2,439,375
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,901,833
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	653,890
	Series 2006, 0.000%, 5/01/23 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	1,034,900
4,775	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	1,859,576
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,415,900
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	543,940
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,420,042
41,005	Total Illinois			32,575,934
	Indiana – 4.8%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,093,780
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/12 at 100.00	BBB	3,501,610
	Series 2001, 5.375%, 9/15/22
1,570	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,698,976
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, 2005Z,	7/15 at 100.00	AA+	2,394,901
	Series 2005, 4.375%, 7/15/25 – NPFG Insured
1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z,	No Opt. Call	AA–	523,490
	0.000%, 7/15/28 – AGM Insured
9,365	Total Indiana			9,212,757
	Iowa – 1.9%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,778,242
	5.000%, 7/01/20
950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	847,723
	5.600%, 6/01/34
3,695	Total Iowa			3,625,965
	Kansas – 1.2%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A1	1,494,811
700	4.875%, 7/01/36	7/16 at 100.00	A1	718,417
2,125	Total Kansas			2,213,228
	Maine – 0.1%
90	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/12 at 100.00	Aaa	90,362
	7/01/19 – NPFG Insured
	Massachusetts – 0.5%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/12 at 100.00	A–	1,001,640
	Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)
	Michigan – 2.7%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	364,308
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	1,428,330
	7/01/34 – FGIC Insured
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health
	Credit Group, Series 2002C:
245	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	250,363
2,655	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	2,712,932
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	319,300
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
5,005	Total Michigan			5,075,233
	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	756,095
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Nebraska – 1.9%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 –	1/13 at 100.00	A1	3,526,880
	AMBAC Insured
	Nevada – 1.5%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	A+	1,078,680
	Airport, Series 2010A, 5.250%, 7/01/42
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 – FGIC Insured	12/12 at 100.00	A3	1,682,671
2,680	Total Nevada			2,761,351
	New Hampshire – 0.2%
415	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	11/12 at 100.00	Aa3	432,787
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
	New Jersey – 2.4%
4,570	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	2,139,171
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,060,080
1,355	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,430,162
6,925	Total New Jersey			4,629,413
	New Mexico – 2.7%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,019,320
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AA–	4,132,320
	1/01/25 – AGM Insured
5,000	Total New Mexico			5,151,640
	New York – 2.2%
1,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	1,029,000
	Kaleida Health, Series 2006, 4.700%, 2/15/35
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	No Opt. Call	AAA	2,798,725
	Series 2007B, 4.750%, 11/01/27
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	294,738
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
3,765	Total New York			4,122,463
	North Carolina – 2.7%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	5,120,950
	1/01/18 – NPFG Insured
	Ohio – 2.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	B	1,112,033
1,465	6.000%, 6/01/42	6/17 at 100.00	BBB	1,159,665
435	5.875%, 6/01/47	6/17 at 100.00	BB	335,446
3,720	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	2,986,528
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
6,965	Total Ohio			5,593,672
	Oklahoma – 1.6%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	3,081,570
	5.000%, 2/15/24
	Pennsylvania – 2.3%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,888,835
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	A–	516,245
	Series 2003, 5.250%, 7/15/24
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	916,310
	Bonds, Series 2010B, 0.000%, 12/01/30
3,935	Total Pennsylvania			4,321,390
	Puerto Rico – 2.3%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,118,100
	2009A, 6.000%, 8/01/42
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	241,909
12,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,322,600
9,015	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	763,300
23,185	Total Puerto Rico			4,445,909
	Rhode Island – 0.6%
1,150	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A3	1,159,143
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 3.0%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	1,615,230
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB	1,610,400
	Series 2004A, 5.250%, 8/15/20 – NPFG Insured
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A3 (4)	530,707
	Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A	2,011,343
	Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
5,500	Total South Carolina			5,767,680
	South Dakota – 0.5%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	AA–	1,027,930
	Series 2004A, 5.250%, 11/01/34
	Texas – 6.9%
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	281,335
	6.000%, 1/01/41
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	1,503,660
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,603,550
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
650	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BBB	190,444
2,325	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BBB	527,473
1,085	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 62.71	BBB	318,263
	0.000%, 11/15/32 – NPFG Insured
4,045	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	BBB	842,290
	2001A, 0.000%, 11/15/38 – NPFG Insured
290	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	AA–	291,656
	Series 2008I, 0.000%, 1/01/42 – AGC Insured
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB+	4,789,568
	Series 2002A, 5.500%, 10/01/17 – RAAI Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,772,488
	8/01/42 (Alternative Minimum Tax)
19,145	Total Texas			13,120,727
	Utah – 0.9%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	A1	1,674,640
	Virginia – 1.7%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds,	10/12 at 100.00	BBB	1,016,580
	Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	552,250
1,510	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,591,978
3,010	Total Virginia			3,160,808
	Washington – 2.9%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,077,100
	Center, Series 2011A, 5.625%, 1/01/35
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,352,880
	Series 2012A, 5.000%, 10/01/32 (WI/DD, Settling 7/19/12)
4,990	Total Washington			5,429,980
	Wisconsin – 1.7%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,323,888
	Series 2012B, 5.000%, 2/15/32
1,940	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	1,998,142
3,190	Total Wisconsin			3,322,030
$ 258,145	Total Investments (cost $167,545,759) – 94.6%			179,997,134
	Other Assets Less Liabilities – 5.4%			10,245,190
	Net Assets – 100%			$ 190,242,324

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$179,997,134	$ —	$179,997,134
* Refer to the Fund's Portfolio of Investments for industry classifications.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $167,071,133.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$13,653,939
Depreciation	(727,938)
Net unrealized appreciation (depreciation) of investments	$12,926,001

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2012